UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23824

Stone Ridge Trust VIII

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
January 31, 2026
Unaudited

Stone Ridge Art Risk Premium Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE
Class A Equity Shares	$108,826,148	96.8%
Short-Term Investments	581,758	0.5%
Assets in Excess of Other Liabilities(1)	3,088,192	2.7%
Net Assets	$112,496,098

(1)	Cash, cash equivalents, prepaid forward contracts and assets in excess of other liabilities.
2	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
CLASS A EQUITY SHARES
Art (a) (b) (c) - 96.8%
Masterworks 040, LxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xLxixdxlxexsxsx xExyxex,x 2016
(Cost: $114,808, Initial Acquisition Date: 03/28/2023)	8,835	$100,833
(Cost: $5,306, Acquisition Date: 08/29/2025)(d)	660	7,533
Masterworks 041, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xZxixexgxex,x 1984
(Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	399,356
(Cost: $66,400, Acquisition Date: 08/29/2025)(d)	5,000	87,929
Masterworks 042, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xDxaxrxkx xMxixlxkx,x 1986
(Cost: $362,749, Initial Acquisition Date: 03/28/2023)	36,778	888,214
(Cost: $151,817, Acquisition Date: 08/29/2025)(d)	8,337	201,344
Masterworks 043, LxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1983
(Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	480,639
Masterworks 044, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xMxixsxsxixsxsxixpxpxix,x 1982
(Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	767,111
Masterworks 046, LxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xGxrxexexnx xaxnxdx xOxrxaxnxgxex,x 1958
(Cost: $755,839, Initial Acquisition Date: 03/28/2023)	32,081	718,444
(Cost: $4,639, Acquisition Date: 08/29/2025)(d)	240	5,375
Masterworks 047, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xLxixsxtxexnxixnxgx xtxox xVxoxixcxexsx,x 2010
(Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	158,185
(Cost: $57,838, Acquisition Date: 08/29/2025)(d)	3,908	74,409
Masterworks 048, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx,x 2007
(Cost: $63,475, Initial Acquisition Date: 03/28/2023)	4,040	87,488
(Cost: $3,963, Acquisition Date: 08/29/2025)(d)	306	6,627
Masterworks 049, LxLxCx-xTxexhx-xCxhxuxnx,x xCxhxux;x xPxrxixnxtxexmxpxsx xHxixvxexrxnxaxlx,x 1986-1987
(Cost: $1,235,825, Initial Acquisition Date: 03/28/2023)	70,092	1,106,430
(Cost: $6,270, Acquisition Date: 08/29/2025)(d)	526	8,303
Masterworks 050, LxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xKxoxsxhxax,x 1992
(Cost: $619,408, Initial Acquisition Date: 03/28/2023)	34,682	676,135
(Cost: $3,812, Acquisition Date: 08/29/2025)(d)	259	5,049

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 053, LxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx,x 1997
(Cost: $439,150, Initial Acquisition Date: 03/28/2023)	26,183	$302,804
Masterworks 054, LxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x x1x2x xHxaxwxkxsx xaxtx x3x xOx’xCxlxoxcxkx,x 1962
(Cost: $2,435,469, Initial Acquisition Date: 03/28/2023)	137,421	3,485,313
(Cost: $113,465, Acquisition Date: 08/29/2025)(d)	6,180	156,739
Masterworks 055, LxLxCx-xMxaxrxtxixnx,x xAxgxnxexsx;x xUxnxtxixtxlxexdx x#x1x2x,x 1988
(Cost: $1,423,736, Initial Acquisition Date: 03/28/2023)	61,178	1,424,958
(Cost: $6,949, Acquisition Date: 08/29/2025)(d)	459	10,691
Masterworks 056, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xUxnxtxixtxlxexdx,x 1967
(Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	888,973
Masterworks 057, LxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xTxhxrxoxuxgxhx,x 1970
(Cost: $368,650, Initial Acquisition Date: 03/28/2023)	18,950	319,637
(Cost: $1,872, Acquisition Date: 08/29/2025)(d)	143	2,412
Masterworks 058, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xAxlxlx xCxoxlxoxrxexdx x Cxaxsxtx xIxIx,x 1982
(Cost: $2,298,541, Initial Acquisition Date: 03/28/2023)	141,728	2,963,660
(Cost: $201,209, Acquisition Date: 08/29/2025)(d)	12,759	266,802
Masterworks 059, LxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1984
(Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	590,313
Masterworks 062, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 9x0x8x-x8x,x 2009
(Cost: $690,102, Initial Acquisition Date: 03/28/2023)	31,493	443,299
(Cost: $7,083, Acquisition Date: 08/29/2025)(d)	714	10,050
Masterworks 063, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xPxlxaxaxox)x,x 2010
(Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	290,481
Masterworks 064, LxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1985
(Cost: $1,520,910, Initial Acquisition Date: 03/28/2023)	87,882	1,574,625
(Cost: $23,995, Acquisition Date: 08/29/2025)(d)	1,988	35,620

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	3

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 066, LxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex,x 2018
(Cost: $682,176, Initial Acquisition Date: 03/28/2023)	32,698	$588,636
(Cost: $3,343, Acquisition Date: 08/29/2025)(d)	246	4,429
Masterworks 068, LxLxCx-xWxoxux-xKxix,x xZxaxox;x x2x2x.x0x1x.x6x8x,x 1968
(Cost: $895,862, Initial Acquisition Date: 03/28/2023)	52,648	885,212
(Cost: $5,013, Acquisition Date: 08/29/2025)(d)	395	6,641
Masterworks 071, LxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx,x 1981
(Cost: $207,857, Initial Acquisition Date: 03/28/2023)	10,756	108,075
Masterworks 072, LxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xUxnxtxixtxlxexdx xPxixnxkx x(xSxfxmxoxmxax xBxexnxexfxixtx)x,x 2016
(Cost: $740,344, Initial Acquisition Date: 03/28/2023)	37,823	737,601
(Cost: $4,283, Acquisition Date: 08/29/2025)(d)	284	5,538
Masterworks 073, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxaxcxixfxixcx-xOxcxexaxnx,x 2015
(Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	286,871
Masterworks 074, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xRxexdx xRxaxbxbxixtx,x 1982
(Cost: $1,405,295, Initial Acquisition Date: 03/28/2023)	78,210	1,705,087
(Cost: $81,773, Acquisition Date: 08/29/2025)(d)	4,974	108,440
Masterworks 075, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 9x4x0x-x7x,x 2015
(Cost: $948,274, Initial Acquisition Date: 06/09/2023)	60,008	1,041,234
(Cost: $57,692, Acquisition Date: 08/29/2025)(d)	4,404	76,416
Masterworks 076, LxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x8x1x xxx x8x1x xcxmx,x x 1x7x xFxéxvxrxixexrx 2016
(Cost: $245,876, Initial Acquisition Date: 03/28/2023)	12,366	119,512
(Cost: $745, Acquisition Date: 08/29/2025)(d)	93	899
Masterworks 079, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xSxexax xixnx xtxhxex xExvxexnxixnxgx xGxlxoxwx,x 1995
(Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	305,114
Masterworks 080, LxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xAxtxmxoxsxpxhxexrxex,x 1980
(Cost: $168,886, Initial Acquisition Date: 06/09/2023)	11,330	245,017
(Cost: $13,403, Acquisition Date: 08/29/2025)(d)	804	17,387

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 083, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx,x 1991
(Cost: $765,534, Initial Acquisition Date: 03/28/2023)	38,099	$801,515
(Cost: $4,552, Acquisition Date: 08/29/2025)(d)	287	6,038
Masterworks 084, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xOxhxnxex xTxixtxexlx,x 2008
(Cost: $232,897, Initial Acquisition Date: 03/28/2023)	12,403	172,960
Masterworks 088, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 5x7x6x-x2x,x 1985
(Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	562,086
Masterworks 089, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xMxixnxexrxaxlx xKxixnxgxdxoxmx,x 1976
(Cost: $212,362, Initial Acquisition Date: 06/09/2023)	11,642	295,498
(Cost: $15,963, Acquisition Date: 08/29/2025)(d)	834	21,169
Masterworks 090, LxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx,x 1995
(Cost: $1,337,965, Initial Acquisition Date: 06/09/2023)	72,921	1,342,826
(Cost: $41,783, Acquisition Date: 08/29/2025)(d)	3,006	55,355
Masterworks 091, LxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx,x 1990
(Cost: $838,623, Initial Acquisition Date: 06/09/2023)	50,670	1,681,701
(Cost: $41,806, Acquisition Date: 08/29/2025)(d)	3,036	100,763
Masterworks 092, LxLxCx-xBxaxnxkxsxyx;x xSxuxnxfxlxoxwxexrxsx xfxrxoxmx xPxextxrxoxlx xSxtxaxtxixoxnx,x 2005
(Cost: $1,264,893, Initial Acquisition Date: 06/09/2023)	86,502	1,518,932
(Cost: $83,618, Acquisition Date: 08/29/2025)(d)	6,306	110,730
Masterworks 093, LxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xRxixpxex,x 1967
(Cost: $3,903,775, Initial Acquisition Date: 03/28/2023)	219,101	4,138,357
(Cost: $141,411, Acquisition Date: 08/29/2025)(d)	8,586	162,172
Masterworks 095, LxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixkxexnx-xsxexix xKxexnxdxoxsxhxixnx,x 1961
(Cost: $585,910, Initial Acquisition Date: 06/09/2023)	36,524	653,300
(Cost: $19,521, Acquisition Date: 08/29/2025)(d)	1,446	25,865
Masterworks 096, LxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xVxaxrxixextxixexsx xoxfx xIxnxtxexrxnxaxlx xTxoxrxmxexnxtx,x 1998
(Cost: $669,357, Initial Acquisition Date: 06/09/2023)	39,434	850,547
(Cost: $25,756, Acquisition Date: 08/29/2025)(d)	1,584	34,165

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
4	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 097, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xGxoxdx,x 2015
(Cost: $447,138, Initial Acquisition Date: 06/09/2023)	24,848	$443,813
(Cost: $29,524, Acquisition Date: 08/29/2025)(d)	1,818	32,472
Masterworks 098, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xBxCxOx)x,x 2013
(Cost: $458,462, Initial Acquisition Date: 06/09/2023)	21,054	336,737
(Cost: $13,409, Acquisition Date: 08/29/2025)(d)	1,110	17,753
Masterworks 099, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xMxaxrxyx xMxaxgxdxaxlxexnxex,x 2009
(Cost: $60,532, Initial Acquisition Date: 06/09/2023)	3,478	56,130
(Cost: $3,069, Acquisition Date: 08/29/2025)(d)	252	4,067
Masterworks 101, LxLxCx-xRxoxtxhxkxox,x xMxaxrxkx;x xUxnxtxixtxlxexdx,x 1968
(Cost: $1,411,886, Initial Acquisition Date: 06/09/2023)	84,521	1,534,377
(Cost: $47,382, Acquisition Date: 08/29/2025)(d)	3,456	62,740
Masterworks 103, LxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xCxoxlxlxaxbxoxrxaxtxixoxnx xAxpxpxrxoxpxrxixaxtxixoxnx x6x,x 2015
(Cost: $196,773, Initial Acquisition Date: 06/09/2023)	12,515	321,329
(Cost: $14,929, Acquisition Date: 08/29/2025)(d)	912	23,416
Masterworks 104, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx,x 1999
(Cost: $100,277, Initial Acquisition Date: 06/09/2023)	7,956	135,699
(Cost: $9,505, Acquisition Date: 08/29/2025)(d)	738	12,587
Masterworks 105, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xSxhxaxdxoxwxexdx xPxlxaxcxex,x 1985
(Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	232,651
Masterworks 106, LxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx x(xBxuxixsxsxoxnxnxixexrxex)x,x 1962
(Cost: $816,962, Initial Acquisition Date: 06/09/2023)	38,879	826,571
(Cost: $4,866, Acquisition Date: 08/29/2025)(d)	291	6,187
Masterworks 107, LxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x4x3x xXx x2x0x2x xCxmx,x x3x xJxaxnxvxixexrx 2019, 2019
(Cost: $158,613, Initial Acquisition Date: 06/09/2023)	10,193	101,229
(Cost: $6,971, Acquisition Date: 08/29/2025)(d)	744	7,389
Masterworks 108, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xAxrxcxaxnxex,x 1972
(Cost: $728,230, Initial Acquisition Date: 05/26/2023)	36,921	737,604
(Cost: $4,174, Acquisition Date: 08/29/2025)(d)	277	5,534

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 109, LxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xNxox xHxoxpxexlxexsxsx,x 2007
(Cost: $1,367,524, Initial Acquisition Date: 06/09/2023)	77,884	$1,431,819
(Cost: $38,975, Acquisition Date: 08/29/2025)(d)	2,808	51,622
Masterworks 110, LxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1982
(Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	309,430
Masterworks 111, LxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x x1x0x1x xKxoxpxfxex,x 2005
(Cost: $493,449, Initial Acquisition Date: 06/09/2023)	30,878	293,217
Masterworks 112, LxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x6x5x xCxmx,x x 1x3x xMxaxrxsx 2015, 2015
(Cost: $62,853, Initial Acquisition Date: 06/09/2023)	3,811	29,579
Masterworks 113, LxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx,x 2001
(Cost: $171,397, Initial Acquisition Date: 06/09/2023)	10,605	136,856
(Cost: $8,939, Acquisition Date: 08/29/2025)(d)	780	10,066
Masterworks 114, LxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xFxlxoxwxexrxsx,x 1964
(Cost: $211,448, Initial Acquisition Date: 06/09/2023)	15,366	319,304
(Cost: $22,095, Acquisition Date: 08/29/2025)(d)	1,410	29,300
Masterworks 115, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xJxAxAxTxOx)x,x 2009
(Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	79,676
Masterworks 116, LxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xPxrxoxmxixsxex xLxaxnxdx,x 2012
(Cost: $1,264,146, Initial Acquisition Date: 06/09/2023)	69,220	1,123,890
(Cost: $27,879, Acquisition Date: 08/29/2025)(d)	2,274	36,922
Masterworks 117, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx,x 1984
(Cost: $757,412, Initial Acquisition Date: 06/09/2023)	49,096	670,725
Masterworks 118, LxLxCx-xLxixgxoxnx,x xGxlxexnxnx;x xSxtxrxaxnxgxexrx x#x5x5x,x 2011
(Cost: $346,127, Initial Acquisition Date: 06/09/2023)	21,741	360,809
(Cost: $8,730, Acquisition Date: 08/29/2025)(d)	652	10,820
Masterworks 120, LxLxCx-xBxaxnxkxsxyx;x x Rxaxtx x&x xHxexaxrxtx,x 2014
(Cost: $30,813, Initial Acquisition Date: 06/09/2023)	2,899	28,756
(Cost: $2,796, Acquisition Date: 08/29/2025)(d)	336	3,333

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	5

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 121, LxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxyx xWxhxoxlxex xFxaxmxixlxyx xixsx xfxrxoxmx xPxhxixlxlxyx,x 2014
(Cost: $1,951,281, Initial Acquisition Date: 03/28/2023)	100,021	$1,475,309
(Cost: $8,355, Acquisition Date: 08/29/2025)(d)	750	11,062
Masterworks 122, LxLxCx-xBxaxnxkxsxyx;x xAxgxexnxcxyx xJxoxbx x(xGxlxexaxnxexrxsx)x,x 2009
(Cost: $602,678, Initial Acquisition Date: 06/09/2023)	37,971	632,836
(Cost: $55,707, Acquisition Date: 08/29/2025)(d)	4,650	77,498
Masterworks 123, LxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xGxlxaxtxtx x(xSxmxoxoxtxhx)x,x 2006
(Cost: $94,595, Initial Acquisition Date: 06/09/2023)	6,852	71,985
Masterworks 124, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xBxlxuxex xQxuxixvxexrx,x 1983
(Cost: $753,555, Initial Acquisition Date: 03/28/2023)	42,974	688,513
(Cost: $3,908, Acquisition Date: 08/29/2025)(d)	323	5,175
Masterworks 125, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xTxrxaxnxsxpxaxrxexnxtx xFxixgxuxrxexsx,x 2016
(Cost: $919,345, Initial Acquisition Date: 06/09/2023)	41,369	1,131,653
(Cost: $23,059, Acquisition Date: 08/29/2025)(d)	1,326	36,273
Masterworks 126, LxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxOx9x)x,x 2016
(Cost: $68,264, Initial Acquisition Date: 06/09/2023)	4,198	65,801
(Cost: $3,052, Acquisition Date: 08/29/2025)(d)	258	4,044
Masterworks 127, LxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex x2x,x 2019
(Cost: $580,741, Initial Acquisition Date: 06/09/2023)	30,931	588,462
(Cost: $13,786, Acquisition Date: 08/29/2025)(d)	960	18,264
Masterworks 128, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xKxHxNx)x,x 2011
(Cost: $176,823, Initial Acquisition Date: 06/09/2023)	12,581	191,018
(Cost: $39,285, Acquisition Date: 08/29/2025)(d)	3,428	52,047
Masterworks 129, LxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixsxuxixsxexix xTxsxuxhxixexnx,x 1961
(Cost: $593,395, Initial Acquisition Date: 06/09/2023)	28,677	675,143
(Cost: $16,082, Acquisition Date: 08/29/2025)(d)	906	21,330
Masterworks 130, LxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xTxhxex xTxrxixpx,x 2016
(Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	641,291

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 131, LxLxCx-xFxoxnxtxaxnxax,x xLxuxcxixox;x xCxoxnxcxextxtxox xSxpxaxzxixaxlxex,x xAxtxtxexsxex,x 1964-5
(Cost: $238,487, Initial Acquisition Date: 06/09/2023)	15,750	$230,395
(Cost: $12,508, Acquisition Date: 08/29/2025)(d)	1,032	15,096

Masterworks 132, LxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xSxexnxzxax xTxixtxoxlxox x(xIx xVxexrxbxix xIxrxrxexgxoxlxaxrxix,x xTxoxcxcxhxix xEx xRxixnxtxoxcxcxhxix,x xPxexrx xNxuxoxvxix xDxexsxixdxexrxix)x,1989

(Cost: $39,311, Initial Acquisition Date: 06/09/2023)	2,835	53,834
(Cost: $3,872, Acquisition Date: 08/29/2025)(d)	270	5,127
Masterworks 133, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 6x6x5x-x4x,x 1988
(Cost: $295,283, Initial Acquisition Date: 06/09/2023)	14,872	255,037
(Cost: $10,101, Acquisition Date: 08/29/2025)(d)	780	13,376
Masterworks 136, LxLxCx-xPxrxixnxcxex,x xRxixcxhxaxrxdx;x xAxrxex xYxoxux xKxixdxdxixnxgx?x,x 1988
(Cost: $502,972, Initial Acquisition Date: 03/28/2023)	28,644	393,412
(Cost: $2,266, Acquisition Date: 08/29/2025)(d)	214	2,939
Masterworks 139, LxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx x(x2x2x/x8x7x)x,x 1987
(Cost: $420,364, Initial Acquisition Date: 03/28/2023)	25,638	363,375
(Cost: $5,784, Acquisition Date: 08/29/2025)(d)	579	8,206
Masterworks 140, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xTxixnxcxtx,x 1972
(Cost: $796,069, Initial Acquisition Date: 03/28/2023)	40,730	737,665
(Cost: $4,183, Acquisition Date: 08/29/2025)(d)	306	5,542
Masterworks 142, LxLxCx-xUxexcxkxexrx,x xGxuxnxtxhxexrx;x xFxexlxdx x8x3x/x8x4x,x 1983-4
(Cost: $412,641, Initial Acquisition Date: 03/28/2023)	23,560	289,004
(Cost: $4,936, Acquisition Date: 08/29/2025)(d)	533	6,538
Masterworks 145, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xPxuxmxpxkxixnx,x 1996
(Cost: $155,744, Initial Acquisition Date: 03/28/2023)	8,025	150,010
(Cost: $869, Acquisition Date: 08/29/2025)(d)	60	1,122
Masterworks 146, LxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xSxexaxfxoxoxdx xSxtxoxcxkx,x 1986
(Cost: $405,256, Initial Acquisition Date: 03/28/2023)	20,712	368,864
(Cost: $2,098, Acquisition Date: 08/29/2025)(d)	156	2,778
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
6	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 147, LxLxCx-xAxnxdxrxex,x xCxaxrxlx;x xMxaxgxnxexsxixuxmx-xLxexaxdx xPxlxaxixnx,x 1969
(Cost: $474,836, Initial Acquisition Date: 03/28/2023)	24,209	$371,761
(Cost: $2,098, Acquisition Date: 08/29/2025)(d)	181	2,779
Masterworks 148, LxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xSxoxnxgx xTxrxoxpxixex,x 1973
(Cost: $222,866, Initial Acquisition Date: 03/28/2023)	11,994	270,831
(Cost: $3,318, Acquisition Date: 08/29/2025)(d)	272	6,142
Masterworks 152, LxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx,x 1982
(Cost: $180,970, Initial Acquisition Date: 03/28/2023)	9,313	147,515
(Cost: $849, Acquisition Date: 08/29/2025)(d)	71	1,125
Masterworks 153, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xTxextxhxyxsx,x 1981
(Cost: $335,305, Initial Acquisition Date: 03/28/2023)	17,164	363,729
(Cost: $2,061, Acquisition Date: 08/29/2025)(d)	129	2,734
Masterworks 154, LxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxBx1x)x,x 2012
(Cost: $425,036, Initial Acquisition Date: 03/28/2023)	21,808	393,401
(Cost: $1,801, Acquisition Date: 08/29/2025)(d)	163	2,940
Masterworks 156, LxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx xNxox.x x1x0x,x 1988
(Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	594,521
Masterworks 157, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xRxoxdxrxixgxox xaxnxdx xHxixsx xMxixsxtxrxexsxsx,x 2008
(Cost: $279,046, Initial Acquisition Date: 03/28/2023)	14,262	245,743
(Cost: $1,660, Acquisition Date: 08/29/2025)(d)	107	1,844
Masterworks 158, LxLxCx-xMxexhxrxextxux,x xJxuxlxixex;x xUxnxtxixtxlxexdx,x 2012
(Cost: $176,083, Initial Acquisition Date: 03/28/2023)	9,008	222,881
(Cost: $1,269, Acquisition Date: 08/29/2025)(d)	68	1,682
Masterworks 159, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx x(xOx.xKxex)x,x 2004
(Cost: $416,159, Initial Acquisition Date: 03/28/2023)	23,046	485,621
(Cost: $2,749, Acquisition Date: 08/29/2025)(d)	173	3,645
Masterworks 160, LxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x7x3x xCxmx,x x 2x5x xOxcxtxoxbxrxex 1987, 1987
(Cost: $302,122, Initial Acquisition Date: 03/28/2023)	16,438	181,741

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 162, LxLxCx-xJxoxhxnxsxoxnx,x xRxaxsxhxixdx;x xUxnxtxixtxlxexdx x(xExsxcxaxpxex xCxoxlxlxaxgxex)x,x 2019
(Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	$122,507
(Cost: $4,695, Acquisition Date: 08/29/2025)(d)	567	5,026
Masterworks 163, LxLxCx-xKxaxtxzx,x xAxlxexxx;x xKxyxmx,x 2004
(Cost: $171,414, Initial Acquisition Date: 03/28/2023)	7,874	193,761
(Cost: $1,017, Acquisition Date: 08/29/2025)(d)	59	1,452
Masterworks 164, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xDxkxkxnx)x,x 2010
(Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	297,505
Masterworks 165, LxLxCx-xJxuxdxdx,x xDxoxnxaxlxdx;x xUxnxtxixtxlxexdx,x 1988
(Cost: $296,139, Initial Acquisition Date: 03/28/2023)	12,890	275,900
(Cost: $1,549, Acquisition Date: 08/29/2025)(d)	96	2,055
Masterworks 166, LxLxCx-xKxaxwxsx;x xKxuxrxfxsx x(xLxaxuxgxhxixnxgx)x,x 2008
(Cost: $523,817, Initial Acquisition Date: 03/28/2023)	27,234	513,890
(Cost: $3,123, Acquisition Date: 08/29/2025)(d)	204	3,849
Masterworks 167, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xDxexlxoxsx,x 1983
(Cost: $754,206, Initial Acquisition Date: 05/26/2023)	38,225	737,586
(Cost: $4,182, Acquisition Date: 08/29/2025)(d)	287	5,538
Masterworks 168, LxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx,x 2016
(Cost: $193,545, Initial Acquisition Date: 03/28/2023)	9,900	196,710
(Cost: $1,125, Acquisition Date: 08/29/2025)(d)	75	1,490
Masterworks 169, LxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxoxrxnxixnxgx xBxixrxdx,x 2022
(Cost: $234,203, Initial Acquisition Date: 03/28/2023)	11,972	205,909
(Cost: $2,379, Acquisition Date: 08/29/2025)(d)	271	4,661
Masterworks 171, LxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxexmxoxrxyx xGxaxrxdxexnx,x 2020
(Cost: $222,877, Initial Acquisition Date: 03/28/2023)	11,384	157,460
(Cost: $1,742, Acquisition Date: 08/29/2025)(d)	258	3,569
Masterworks 172, LxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xKxaxpxuxtxtx xPxuxpx xKxixnxgx,x 1999
(Cost: $390,604, Initial Acquisition Date: 03/28/2023)	20,029	382,107
(Cost: $2,160, Acquisition Date: 08/29/2025)(d)	150	2,862
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	7

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 173, LxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxex,x xLxyxnxextxtxex;x xOxyxsxtxexrx,x 2012
(Cost: $385,530, Initial Acquisition Date: 03/28/2023)	19,708	$218,020
Masterworks 174, LxLxCx-xCxhxaxnxexlx xAxbxnxexyx,x xNxixnxax;x xAxnxyxtxixmxex,x xAxnxyxpxlxaxcxex,x 2018
(Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	53,531
Masterworks 176, LxLxCx-xKxaxwxsx;x xUxnxtxixtxlxexdx x(xKxuxrxfx)x,x 2008
(Cost: $395,212, Initial Acquisition Date: 05/26/2023)	20,022	419,398
(Cost: $2,590, Acquisition Date: 08/29/2025)(d)	150	3,142
Masterworks 177, LxLxCx-xKxaxtxzx,x xAxlxexxx;x xPxixnxkx xKxixmxoxnxox,x xIxsxaxaxcx xMxixzxrxaxhxix xSxexrxixexsx,x 1994
(Cost: $360,703, Initial Acquisition Date: 03/28/2023)	19,957	430,906
(Cost: $2,406, Acquisition Date: 08/29/2025)(d)	150	3,239
Masterworks 178, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xBxrxixdxex’xsx xDxoxoxrx,x 1967
(Cost: $588,914, Initial Acquisition Date: 05/26/2023)	29,822	630,715
(Cost: $3,557, Acquisition Date: 08/29/2025)(d)	223	4,716
Masterworks 179, LxLxCx-xWxoxux-xKxix,x xZxaxox;x x1x7x.x0x2x.x7x1x-x1x2x.x0x5x.x7x6x,x 1971
(Cost: $434,160, Initial Acquisition Date: 03/28/2023)	23,931	363,363
(Cost: $6,223, Acquisition Date: 08/29/2025)(d)	543	8,245
Masterworks 180, LxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xIx xSxixnxgx xRxexdx xaxnxdx xBxlxuxex,x 2020
(Cost: $223,055, Initial Acquisition Date: 03/28/2023)	11,251	157,481
(Cost: $1,735, Acquisition Date: 08/29/2025)(d)	254	3,555
Masterworks 182, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx,x 1996
(Cost: $153,736, Initial Acquisition Date: 03/28/2023)	7,854	169,099
(Cost: $923, Acquisition Date: 08/29/2025)(d)	59	1,270
Masterworks 186, LxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xLxaxnxdxsxcxaxpxex,x 2017
(Cost: $663,340, Initial Acquisition Date: 04/12/2023)	33,634	472,386
Masterworks 191, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xGxrxexexnx xaxnxdx xPxuxrxpxlxex xCxoxmxpxoxsxixtxixoxnx,x 2010
(Cost: $1,065,035, Initial Acquisition Date: 05/26/2023)	53,963	909,735
(Cost: $5,293, Acquisition Date: 08/29/2025)(d)	405	6,828

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 192, LxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xAxuxfx x(xDxexrx xSxtxrxaxsxsxex)x xSxcxhxrxexixbxexnx x(xWxrxixtxixnxgx x(xOxnx xTxhxex xSxtxrxexextx)x)x,x 2000
(Cost: $420,091, Initial Acquisition Date: 05/26/2023)	21,300	$271,677
(Cost: $2,384, Acquisition Date: 08/29/2025)(d)	161	2,054
Masterworks 193, LxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xNxoxcxhxex xVxexrxdxex,x 2016
(Cost: $158,482, Initial Acquisition Date: 03/28/2023)	8,085	170,016
(Cost: $1,025, Acquisition Date: 08/29/2025)(d)	60	1,262
Masterworks 196, LxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx,x xCx.x 1956
(Cost: $897,102, Initial Acquisition Date: 05/26/2023)	45,392	870,196
(Cost: $5,165, Acquisition Date: 08/29/2025)(d)	340	6,518
Masterworks 197, LxLxCx-xHxoxcxkxnxexyx,x xDxaxvxixdx;x xSxuxnxfxlxoxwxexrx xaxnxdx xTxhxrxexex xOxrxaxnxgxexsx,x 1996
(Cost: $1,067,747, Initial Acquisition Date: 05/26/2023)	53,975	1,313,395
(Cost: $7,432, Acquisition Date: 08/29/2025)(d)	405	9,855
Masterworks 214, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xPxixlxoxtx,x 1978
(Cost: $448,869, Initial Acquisition Date: 05/26/2023)	22,721	484,280
(Cost: $2,748, Acquisition Date: 08/29/2025)(d)	171	3,645
Masterworks 215, LxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xMxaxpxpxax,x 1983
(Cost: $673,128, Initial Acquisition Date: 05/26/2023)	34,082	583,978
(Cost: $3,473, Acquisition Date: 08/29/2025)(d)	255	4,369
Masterworks 217, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xCxoxnxsxtxrxuxcxtxexdx xFxaxcxex,x 2013
(Cost: $497,500, Initial Acquisition Date: 05/26/2023)	25,183	363,353
(Cost: $5,797, Acquisition Date: 08/29/2025)(d)	570	8,224
Masterworks 218, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xGxrxexexnxsxlxexexvxexsx,x 1983
(Cost: $644,930, Initial Acquisition Date: 05/26/2023)	32,662	639,278
(Cost: $3,606, Acquisition Date: 08/29/2025)(d)	244	4,776
Masterworks 219, LxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1984
(Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	719,107

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
8	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 228, LxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxdxexrx xtxhxex xHxaxzxyx xSxkxyx,x 2012
(Cost: $2,552,080, Initial Acquisition Date: 05/30/2023)	129,184	$2,581,769
(Cost: $18,566, Acquisition Date: 08/29/2025)(d)	968	19,346
Masterworks 230, LxLxCx-xKxaxwxsx;x xCxhxuxmx x(xKxCxBx8x)x,x 2012
(Cost: $434,066, Initial Acquisition Date: 05/26/2023)	22,019	393,425
(Cost: $1,818, Acquisition Date: 08/29/2025)(d)	165	2,948
Masterworks 236, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExaxsxtxexrx xSxuxnxdxaxyx,x 2011
(Cost: $713,881, Initial Acquisition Date: 05/26/2023)	36,146	783,872
(Cost: $4,453, Acquisition Date: 08/29/2025)(d)	272	5,899
Masterworks 239, LxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xTxhxex xNxyxmxpxhxsx xHxaxvxex xDxexpxaxrxtxexdx,x 2014
(Cost: $1,156,600, Initial Acquisition Date: 05/26/2023)	58,452	1,377,228
(Cost: $19,630, Acquisition Date: 08/29/2025)(d)	1,321	31,125
Masterworks 241, LxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xTxrxexexsx,x 2019
(Cost: $481,820, Initial Acquisition Date: 05/26/2023)	24,389	423,913
(Cost: $7,242, Acquisition Date: 08/29/2025)(d)	552	9,594
Masterworks 245, LxLxCx-xAxyx xTxjxoxex,x xCxhxrxixsxtxixnxex;x xLxaxyxexrx xaxsx xax xHxixdxixnxgx xPxlxaxcxex,x 2013
(Cost: $408,293, Initial Acquisition Date: 05/26/2023)	20,599	416,823
(Cost: $2,350, Acquisition Date: 08/29/2025)(d)	154	3,116
Masterworks 254, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xIxnxsxixdxex xtxhxex xWxexsxtx xWxixnxgx,x 1957
(Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	506,147
(Cost: $11,995, Acquisition Date: 08/29/2025)(d)	952	13,897
Masterworks 258, LxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xUxnxtxixtxlxexdx,x 1970
(Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	314,147
Masterworks 261, LxLxCx-xWxoxnxgx,x xMxaxtxtxhxexwx;x xUxnxtxixtxlxexdx,x 2017
(Cost: $774,362, Initial Acquisition Date: 05/26/2023)	39,057	795,502
(Cost: $4,485, Acquisition Date: 08/29/2025)(d)	292	5,947
Masterworks 262, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx,x 1983
(Cost: $2,236,264, Initial Acquisition Date: 10/30/2023)	113,728	2,478,610
(Cost: $98,087, Acquisition Date: 08/29/2025)(d)	5,970	130,111

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 268, LxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xWxoxuxnxdxexdx,x 2014
(Cost: $1,687,589, Initial Acquisition Date: 10/30/2023)	84,816	$1,598,298
(Cost: $9,036, Acquisition Date: 08/29/2025)(d)	635	11,966
Masterworks 273, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xHxuxmxaxnx xRxaxgxex,x 2020
(Cost: $534,414, Initial Acquisition Date: 10/30/2023)	26,813	491,764
(Cost: $2,784, Acquisition Date: 08/29/2025)(d)	201	3,686
Masterworks 274, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xPxoxlxixtxixcxaxlx xCxaxrxtxoxoxnx xAxbxsxtxrxaxcxtxixoxnx,x 2017
(Cost: $502,403, Initial Acquisition Date: 03/05/2024)	25,121	491,769
(Cost: $2,793, Acquisition Date: 08/29/2025)(d)	189	3,700
Masterworks 275, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxsx x(xTxwxhxexrxox)x,x 2007
(Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	338,318
Masterworks 278, LxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxaxqxuxaxnx,x 2015
(Cost: $604,070, Initial Acquisition Date: 01/03/2024)	30,242	586,918
(Cost: $3,709, Acquisition Date: 08/29/2025)(d)	227	4,405
Masterworks 279, LxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xNxextxsx xOxbxsxexsxsxixoxnx x(xTxoxwxex)x,x 2002
(Cost: $554,780, Initial Acquisition Date: 10/30/2023)	27,808	230,142
Masterworks 282, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x x xPxoxlxlxox xFxrxixtxox,x 1982
(Cost: $2,400,000, Acquisition Date: 03/26/2024)	120,000	2,442,312
(Cost: $483,784, Acquisition Date: 08/29/2025)(d)	32,622	663,943
Masterworks 286, LxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xSxexax xMxoxnxsxtxexrx,x 2014
(Cost: $1,190,993, Initial Acquisition Date: 03/05/2024)	59,557	1,053,635
(Cost: $5,972, Acquisition Date: 08/29/2025)(d)	447	7,908
Masterworks 300, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xOxvxexrx xaxnxdx xAxbxoxvxex,x 1975
(Cost: $395,758, Initial Acquisition Date: 10/30/2023)	19,835	767,871
(Cost: $3,109, Acquisition Date: 08/29/2025)(d)	148	5,730
Masterworks 304, LxLxCx-xSxcxhxaxrxfx,x xKxexnxnxyx;x x xExvxoxlxuxtxixoxnx xRxexvxoxlxuxtxixoxnx xIxvx,x 2023
(Cost: $172,282, Initial Acquisition Date: 03/05/2024)	8,682	168,783
(Cost: $3,293, Acquisition Date: 08/29/2025)(d)	263	5,113

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	9

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 309, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xUxnxtxixtxlxexdx x(xPxaxixnxtxixnxgx xDxrxaxwxixnxgx x6x)x,x 2011
(Cost: $184,239, Initial Acquisition Date: 03/05/2024)	9,330	$181,410
(Cost: $12,687, Acquisition Date: 08/29/2025)(d)	762	14,816
Masterworks 311, LxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xMxaxnxuxaxlx xMxoxbxixlxixtxyx,x 1994
(Cost: $898,294, Initial Acquisition Date: 03/05/2024)	44,913	1,359,894
(Cost: $6,700, Acquisition Date: 08/29/2025)(d)	337	10,204
Masterworks 312, LxLxCx-xRxyxmxaxnx,x xRxoxbxexrxtx;x x xFxixlxex,x 1997
(Cost: $434,520, Initial Acquisition Date: 03/05/2024)	21,726	490,154
(Cost: $3,208, Acquisition Date: 08/29/2025)(d)	162	3,655
Masterworks 318, LxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xHxaxixrxcxuxtx x(xBxexnx x&x xSxpxexnxcxexrx)x,x 2002
(Cost: $125,973, Initial Acquisition Date: 03/05/2024)	6,296	162,856
(Cost: $1,003, Acquisition Date: 08/29/2025)(d)	47	1,216
Masterworks 325, LxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xExcxsxtxaxtxixcx xFxixgxuxrxexsx,x 2010
(Cost: $859,900, Acquisition Date: 03/05/2024)	42,995	736,887
(Cost: $4,775, Acquisition Date: 08/29/2025)(d)	369	6,324
Masterworks 326, LxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x2x8x xXx x1x8x1x xCxmx,x 2009
(Cost: $416,080, Acquisition Date: 03/05/2024)	20,804	276,337
Masterworks 329, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2006
(Cost: $138,840, Initial Acquisition Date: 03/05/2024)	6,953	135,170
(Cost: $2,848, Acquisition Date: 08/29/2025)(d)	194	3,771
Masterworks 334, LxLxCx-xSxexox-xbxox,x xPxaxrxkx;x xExcxrxixtxuxrxex xNxox.x x2x-x8x0x-x8x1x,x 1980-1
(Cost: $252,400, Acquisition Date: 03/05/2024)	12,620	246,614
Masterworks 338, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2007
(Cost: $129,742, Initial Acquisition Date: 03/05/2024)	6,441	172,438
(Cost: $6,371, Acquisition Date: 08/29/2025)(d)	342	9,156
Masterworks 341, LxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x x xUxnxtxixtxlxexdx,x 1990
(Cost: $1,109,560, Acquisition Date: 04/09/2024)	55,478	1,689,799
(Cost: $10,661, Acquisition Date: 08/29/2025)(d)	700	21,321

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 348, LxLxCx-xKxaxtxzx,x xAxlxexxx;x x xRxaxixnxcxoxaxtx xTxrxixpxtxyxcxhx,x 1982
(Cost: $450,820, Acquisition Date: 03/05/2024)	22,541	$534,826
Masterworks 355, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xDxexgxaxsx x Axtx x4x5x,x 1974
(Cost: $488,080, Initial Acquisition Date: 10/29/2024)	24,404	599,242
(Cost: $3,708, Acquisition Date: 08/29/2025)(d)	183	4,494
Masterworks 369, LxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xWxhxaxtx xyxoxux xNxexexdx,x 2006
(Cost: $374,600, Acquisition Date: 12/20/2024)	18,730	492,974
Masterworks 371, LxLxCx-xSxexox-xbxox,x xPxaxrxkx;x x xExcxrxixtxuxrxex xNxox.x x2x-x7x5x,x 1975
(Cost: $249,840, Initial Acquisition Date: 03/05/2024)	12,492	245,889
(Cost: $1,382, Acquisition Date: 08/29/2025)(d)	93	1,831
Masterworks 380, LxLxCx-xSxixnxgxexrx,x xAxvxexrxyx;x x xUxnxtxixtxlxexdx x(xSxaxtxuxrxdxaxyx xNxixgxhxtx)x,x 2017
(Cost: $327,735, Initial Acquisition Date: 03/05/2024)	16,473	306,864
(Cost: $15,444, Acquisition Date: 08/29/2025)(d)	990	18,442
Masterworks 386, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x (x5x5x7x-x3x)x,x 1984
(Cost: $642,140, Initial Acquisition Date: 04/30/2024)	32,107	627,743
(Cost: $3,572, Acquisition Date: 08/29/2025)(d)	242	4,731
Masterworks 387, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2008
(Cost: $194,180, Acquisition Date: 03/05/2024)	9,709	192,530
Masterworks 388, LxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xWxixtxhx xSxtxuxpxixdx,x 2011
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	122,644
Masterworks 389, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2008
(Cost: $152,680, Acquisition Date: 04/02/2024)	7,634	154,395
Masterworks 390, LxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x x xUxnxtxixtxlxexdx,x 2011
(Cost: $259,120, Initial Acquisition Date: 03/05/2024)	12,956	252,517
(Cost: $1,428, Acquisition Date: 08/29/2025)(d)	97	1,891
Masterworks 391, LxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xPxixoxtxrx xUxkxlxaxnxsxkxix,x 1996
(Cost: $180,420, Acquisition Date: 03/05/2024)	9,021	170,952
(Cost: $1,846, Acquisition Date: 08/29/2025)(d)	129	2,445

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
10	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 393, LxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x x xSxexaxsxpxaxcxex,x 1981
(Cost: $519,191, Initial Acquisition Date: 03/05/2024)	25,963	$516,331
(Cost: $2,927, Acquisition Date: 08/29/2025)(d)	195	3,878
Masterworks 395, LxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2007
(Cost: $152,680, Acquisition Date: 03/05/2024)	7,634	154,536
Masterworks 396, LxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x8x1x xXx x8x1x xCxmx,x 2006
(Cost: $305,120, Acquisition Date: 04/02/2024)	15,256	190,419
Masterworks 398, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x x xCxlxoxsxex xBxyx,x 1992
(Cost: $724,854, Initial Acquisition Date: 03/05/2024)	36,264	606,109
(Cost: $3,420, Acquisition Date: 08/29/2025)(d)	271	4,529
Masterworks 399, LxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xTxhxex xDxexaxdx xLxixnxex,x 2011
(Cost: $132,600, Acquisition Date: 03/05/2024)	6,630	71,786
(Cost: $9,377, Acquisition Date: 08/29/2025)(d)	878	9,506
Masterworks 400, LxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x [x8x1x9x-x2x]x,x 1994
(Cost: $669,980, Acquisition Date: 03/05/2024)	33,499	476,265
Masterworks 402, LxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xUxnxtxixtxlxexdx,x 2002
(Cost: $234,307, Initial Acquisition Date: 03/05/2024)	11,654	396,515
(Cost: $8,632, Acquisition Date: 08/29/2025)(d)	588	20,006
Masterworks 406, LxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xCxoxdxax,x 2016
(Cost: $343,120, Acquisition Date: 04/02/2024)	17,156	269,426
Masterworks 407, LxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x x xWxoxoxdx xSxhxexlxfx xWxixtxhx xBxaxlxlx,x 2019
(Cost: $638,000, Acquisition Date: 03/26/2024)	31,900	699,420
Masterworks 410, LxLxCx-xYxex,x xLxixux;x xTxhxex xExnxdx xOxfx xBxaxrxoxqxuxex,x 1998
(Cost: $796,940, Acquisition Date: 04/02/2024)	39,847	694,760
(Cost: $8,870, Acquisition Date: 08/29/2025)(d)	674	11,752

	Shares	Value
Art (a) (b) (c) - 96.8% (continued)
Masterworks 414, LxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xVxaxlxuxex x8x7x,x 2009
(Cost: $384,840, Acquisition Date: 04/30/2024)	19,242	$370,018
Masterworks 416, LxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x x xTxhxex xLxixdxlxexsxsx xExyxex,x 2014
(Cost: $238,780, Initial Acquisition Date: 03/05/2024)	11,939	162,470
Masterworks 417, LxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xDxoxgx xIxnx xTxhxex xNxixgxhxtx,x 1995
(Cost: $252,680, Initial Acquisition Date: 03/05/2024)	12,634	245,612
(Cost: $1,380, Acquisition Date: 08/29/2025)(d)	94	1,827

Masterworks 418, LxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x x xIxlx xVxexnxtxixcxixnxqxuxexsxixmxox xGxixoxrxnxox xDxexlx xTxexrxzxox xMxexsxex xDxexlxlxaxnxnxox xMxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxnx,x 1988

(Cost: $152,680, Acquisition Date: 03/26/2024)	7,634	167,727
(Cost: $1,475, Acquisition Date: 08/29/2025)(d)	89	1,955
Masterworks 419, LxLxCx-xHxexnxdxrxixcxkxsx,x xBxaxrxkxlxexyx xLx.x;x x xTxrxixpxlxex xPxoxrxtxrxaxixtx:x xWxoxrxlxdx xCxoxnxqxuxexrxoxrx,x 2011
(Cost: $590,820, Initial Acquisition Date: 04/30/2024)	29,541	575,601
(Cost: $3,266, Acquisition Date: 08/29/2025)(d)	222	4,326
Masterworks 426, LxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xWxhxixtxex xOxrxcxhxixdx xwxixtxhx xBxlxuxex xLxexaxvxexsx,x 2020
(Cost: $182,000, Initial Acquisition Date: 05/28/2024)	9,100	183,919
(Cost: $1,052, Acquisition Date: 08/29/2025)(d)	69	1,395
Masterworks 428, LxLxCx-xKxuxsxuxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xFxKxQxSx)x,x 2016
(Cost: $430,080, Acquisition Date: 06/11/2024)	21,504	308,509
Masterworks 434, LxLxCx-xNxexexlx,x xAxlxixcxex;x xDxaxvxixdx xMxcxkxexex xAxnxdx xHxixsx xFxixrxsxtx xWxixfxex xJxaxnxex,x 1968
(Cost: $402,340, Acquisition Date: 08/28/2024)	20,117	471,732
Masterworks 446, LxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx x(xCxaxvxex xPxaxixnxtxixnxgx)x,x 1982
(Cost: $1,387,220, Initial Acquisition Date: 10/29/2024)	69,361	1,605,263
(Cost: $10,420, Acquisition Date: 08/29/2025)(d)	521	12,058
TOTAL CLASS A EQUITY SHARES (Cost $108,969,644)		$108,826,148

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	11

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X - 3.61%(e)	290,879	$290,879
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 3.62%(e)	290,879	290,879
TOTAL SHORT-TERM INVESTMENTS (Cost $581,758)		581,758
TOTAL INVESTMENTS (Cost $109,551,402) - 97.3%		$109,407,906
ASSETS IN EXCESS OF OTHER LIABILITIES - 2.7%		3,088,192
TOTAL NET ASSETS - 100.0%		$112,496,098
Percentages are stated as a percent of net assets.
(a)
Security is fair valued by the Adviser Valuation Committee pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $108,826,148, which represented 96.8% of net assets.

(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)	Security is restricted as to resale. The aggregate value of these securities at January 31, 2026, was $3,444,569, which represented 3.1% of net assets.
(e)	Rate shown is the 7-day effective yield.
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.(Continued)
12	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Schedule of Investments	as of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Still, Clyfford; PH-69 (b)	Masterworks, LLC	08/30/2023	$7,380,014	$10,970,754
Condo, George; Autumn in Soho (c)	Masterworks, LLC	03/13/2024	1,903,250	2,899,375
Mitchell, Joan; Blueberry (c)	Masterworks, LLC	06/06/2024	6,428,890	8,794,096
Hockney, David; Almost Like Skiing (c)	Masterworks, LLC	01/22/2025	2,144,733	3,191,226
Bradford, Mark; Sample 2 (d)	Masterworks, LLC	09/12/2025	1,206,247	1,844,986
				$27,700,437

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(d)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	13

Consolidated Statement of Assets and Liabilities	As of January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$ 109,407,906
Prepaid forward contracts, at fair value(2)	27,700,437
Interest receivable	16,509
Other assets	60,909
Total assets	137,185,761
LIABILITIES:
Loans payable (see Note 6)	24,350,000
Payable to Adviser for advisory fees	110,834
Payable for Chief Compliance Officer compensation	5,176
Accrued distribution and service fees (see Note 4)	4,797
Payable to Trustees	3,433
Payable to Custodian	2,998
Accrued service fees (see Note 4)	2,168
Other accrued expenses and liabilities	210,257
Total liabilities	24,689,663
Total net assets	$ 112,496,098
NET ASSETS CONSIST OF:
Capital stock	$ 106,042,109
Total distributable earnings	6,453,989
Total net assets	$ 112,496,098
Net assets	$ 112,496,098
Capital shares outstanding, no par value, unlimited shares authorized	10,530,014
Net asset value, offering and redemption price per share	$10.68
(1)Cost of Investments	$ 109,551,402
(2)Cost of Prepaid Forward Contracts	$19,063,134

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Financial Statements.
14	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Statement of Operations	For the Period Ended January 31, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$53,559
Total investment income	53,559
EXPENSES
Advisory fees (see Note 4)	843,860
Pricing expenses	267,447
Audit and tax related fees	83,444
Fund accounting and administration fees	62,816
Legal expenses	50,773
Chief Compliance Officer compensation	30,176
Transfer agency fees and expenses.	15,812
Registration expense	18,062
Service fees (see Note 4)	16,501
Distribution and service fees (see Note 4)	16,501
Trustees fees and expenses	6,630
Custody fees	5,888
Other expenses	38,000
Total expenses before Adviser waiver	1,455,910
Expenses waived by Adviser (see Note 4)	(332,018)
Total net expenses	1,123,892
Net investment loss	(1,070,333)
NET REALIZED AND UNREALIZED LOSS:
Net change in unrealized appreciation (depreciation) on:
Investments	2,223,702
Prepaid forward contracts.	1,101,091
Net realized and unrealized gain	3,324,793
Net increase in net assets resulting from operations	$2,254,460

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	15

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ART RISK PREMIUM FUND
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment loss	$(1,070,333)	$(1,996,270)
Net change in unrealized appreciation (depreciation) on:
Investments	2,223,702	(4,126,239)
Prepaid forward contracts	1,101,091	1,847,190
Net increase (decrease) in net assets resulting from operations	2,254,460	(4,275,319)
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and Distribution	—	—
Total distributions	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,850,235	11,481,726
Cost of shares redeemed	(2,362,061)	(4,871,072)
Net increase in net assets from capital share transactions	2,488,174	6,610,654
Total increase in net assets	4,742,634	2,335,335
NET ASSETS:
Beginning of period	107,753,464	105,418,129
End of period	$ 112,496,098	$107,753,464

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Financial Statements.
16	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Statement of Cash Flows	For the Period Ended January 31, 2026 (Unaudited)

Stone Ridge Art Risk Premium Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,254,460
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments and prepaid forward contracts:	(3,324,793)
Changes in assets and liabilities:
Interest receivable	3,424
Payable to Custodian	1,113
Payable to Trustees	62
Accrued distribution and service fees	180
Accrued service fees	(11,746)
Payable for Chief Compliance Officer compensation	176
Payable to Adviser for advisory fees	(21,075)
Other accrued expenses and liabilities	(48,517)
Other assets	(4,146)
Purchases of investments	(2,550,066)
Purchase of forward contracts	(1,420,896)
Net purchases and sales of short-term investments	1,821,240
Net cash used in operating activities	(3,300,584)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	4,850,235
Payment on shares redeemed	(3,449,651)
Proceeds from loans payable	14,250,000
Paydowns on loans payable	(12,350,000)
Net cash provided by financing activities	3,300,584
Net change in cash and restricted cash	—
Cash and restricted cash, beginning of period	—
Cash and restricted cash, end of period	$—

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	17

Consolidated Financial Highlights	January 31, 2026 (Unaudited)

	PER SHARE DATA:
		Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE ART RISK PREMIUM FUND
Period Ended January 31, 2026	$10.47	(0.10)	0.31	0.21
Year Ended July 31, 2025	$10.90	(0.20)	(0.23)	(0.43)
Year Ended July 31, 2024	$10.11	(0.18)	0.97(10)	0.79(9)
Period Ended July 31, 2023(1)	$10.00	(0.06)	0.17	0.11

(1)	The Fund commenced operations on March 28, 2023.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund during the year (assuming the reinvestment of all distributions).
(4)	Cumulative total return since inception on March 28, 2023.
(5)	Annualized.
(6)	Not annualized.
(7)	Excludes in-kind transactions.
(8)	Includes tax expenses not covered by the Fund’s expense limitation agreement. See Note 4 in Notes to Consolidated Financial Statements.
(9)	Includes Increase in payments by affiliates of less than $0.01. See Note 11 in Notes to Consolidated Financial Statements.
(10)
Net Realized and Unrealized Gains (Losses) per share has been calculated based on average shares outstanding during the period. $0.74 of the Fund’s Net Realized and Unrealized Gains (Losses) consists of unrealized appreciation associated with securities acquired by the Fund on uniquely favorable terms, which is not expected to be recurring. Excluding this item, Net Realized and Unrealized Gains would have been $0.23, and the total return of the Fund would have been 0.49% for the year ended July 31, 2024.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
18	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Consolidated Financial Highlights	January 31, 2026 (Unaudited)

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)	Portfolio Turnover Rate

—	—	—	—	$10.68	2.01%(6)	$112,496	2.59%(5)	2.00%(5)	(2.49)%(5)	(1.90)%(5)	0.00%(6)
—	—	—	—	$10.47	(3.94)%	$107,753	2.75%	1.99%	(2.61)%	(1.85)%	0.00%
—	—	—	—	$10.90	7.81%(10)	$105,418	4.00%	2.00%	(3.74)%	(1.74)%	2.13%
—	—	—	—	$10.11	1.10%(4)(6)	$77,198	11.20%(5)	2.04%(5)(8)	(10.93)%(5)	(1.77)%(5)	5.16%(6)(7)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	19

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
1. Organization
Stone Ridge Trust VIII (the “Trust”) was organized as a Delaware statutory trust on December 22, 2020 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, non-diversified closed-end management investment company issuing shares. As of January 31, 2026, the Trust consisted of one series: the Stone Ridge Art Risk Premium Fund (the “Fund”). The Fund was established on July 26, 2022 and commenced operations on March 28, 2023. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares.
The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed as described above, the Fund may also offer to repurchase additional shares in an amount determined by the Board that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading, on any national securities exchange. The shares are, therefore, illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to try to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.
The Fund’s investment objective is to seek capital appreciation. The Fund pursues its investment objective by investing, primarily in paintings, sculptures or other artistic objects (“Artwork”) from the Post-War and Contemporary collecting periods, as well as other collecting periods, created by artists that have an established track record of public auction sales (typically at least three years of public auction results). The Fund invests in Artwork directly by purchasing Artwork or indirectly by investing in special purpose companies that own Artwork. The Fund may invest to a significant extent in Artwork indirectly by investing in special purpose companies sponsored by Masterworks, LLC or an affiliate (“Masterworks”) (a sponsor of an online Artwork investment platform), or other similar platforms, that own Artwork. The Fund may gain investment exposure to Artwork by purchasing whole Artwork (“Whole Artwork”) directly or through forwards or swaps, including prepaid forward contracts.
The consolidated financial statements include the accounts of Stone Ridge Art Risk Premium Sub Fund Ltd and Stone Ridge Art Risk Premium Fund US Holdings LLC (together, the “Subsidiaries”), wholly-owned and controlled subsidiaries of the Fund. The Subsidiaries act as investment vehicles in order to invest in Artwork consistent with the Fund’s investment objectives and policies. As of January 31, 2026, the Subsidiaries’ net assets were $29,168,728 which represented 25.9% of the Stone Ridge Art Risk Premium Fund’s net assets and 21.3% of total assets.
20	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.
(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.
The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:
•
Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.
•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.
•
Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.
Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	21

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Advisor will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
The table below summarizes assets and liabilities measured at fair value on a recurring basis as of January 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$108,826,148	$108,826,148
Money Market Funds	581,758	—	—	581,758
Total Investments	$581,758	$—	$108,826,148	$109,407,906
Other Financial Instruments
Prepaid Forward Contracts	$—	$—	$27,700,437	$27,700,437
Total	$—	$—	$27,700,437	$27,700,437

22	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended January 31, 2026:

	Class A Equity Shares	Prepaid Forward Contracts
Beginning Balance—July 31, 2025	$104,052,380	$25,178,450
Acquisitions	2,550,066	1,420,896
Dispositions	—	—
Realized gains (losses)	—	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	2,223,702	1,101,091
Transfers out of Level 3	—	—
Transfers into Level 3	—	—
Ending Balance—January 31, 2026	$108,826,148	$27,700,437

As of January 31, 2026, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $2,223,702 for Class A Equity Shares and $1,101,091 for Forward Contracts.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2026:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/26	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$108,826,148	Sales Comparison Approach	N/A	N/A	N/A
Prepaid Forward Contracts	Art	$27,700,437	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.
To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	23

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(c) Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
(d) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
(e) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.
(f) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
(g) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.
(h) Large Shareholder Risk. The risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2026, shareholders affiliated with the Fund and/or Adviser (other than other Stone Ridge Funds) owned 47.8% of total shares of the Fund.
(i) Artwork Investment Risk. A downturn or slowdown in the demand for Artwork generally or Artwork by specific artists caused by adverse economic or environmental conditions or other events may have a greater impact on the value of the Fund’s assets or operating results than if the Fund had invested its assets across more industries or sectors. In addition to general economic conditions that could result in a downturn or slowdown in demand for Artwork, the Fund’s financial results will be impacted by shifts in demand for specific types of Artwork and artists. Such shifts in demand could affect particular segments of the Artwork market (e.g., Post-War or Contemporary Art fall out of favor with collectors and investors) or
24	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
particular artists (e.g., information is discovered about a particular artist that causes negative perceptions about that artist and accordingly reduces the demand for Artwork created by that artist). There is no assurance as to the extent Artwork values will improve. A variety of economic and other factors could cause the value of these assets to decline, which could adversely affect the Fund’s financial results.
An investment in Artwork is subject to various risks, any of which could materially impair the value of the Artwork investments held by the Fund.
Investing in Artwork is subject to the following risks:
•
Authenticity. Claims with respect to the authenticity of a work may result from incorrect attribution, uncertain attribution, lack of certification proving the authenticity of the artwork, forgery of a work of art, or falsification of the artist’s signature. The Fund and Artwork Companies generally obtain representations of authenticity from sellers, but these representations may not effectively eliminate the risk.

•
Provenance. Claims related to provenance, or history of ownership, allege that an artwork has an uncertain or false origin. Buyers may also negatively perceive some elements of the prior ownership history. With respect to the Artwork, buyers may negatively perceive the Fund’s ownership or the ownership of Artwork Companies in the Artwork when considering a purchase.

•
Condition. The physical condition of an Artwork over time is dependent on technical aspects of artistic workmanship, including the materials used, the manner and skill of application, handling and storage and other factors.

•
Physical Risks. The Artwork is subject to potential damage, destruction, devastation, vandalism or loss as a result of natural disasters (flood, fire, hurricane), crime, theft, illegal exportation abroad, etc. While the Artwork Companies (with respect to Artwork they hold) will maintain insurance coverage to protect against such risks, such insurance coverage may be inadequate to fully compensate the Fund or an Artwork Company should this risk materialize.

•
Legal Risks. Ownership of the Artwork is prone to a variety of legal challenges, including challenges to title, nationalization, purchase of work of art from unauthorized person, money laundering, violation of legal regulations and restitution issues. Purchasing from major auction houses and reputable galleries can reduce, but not eliminate, these risks.

•
Market Risks. The art market is prone to change due to a variety of factors, including changes in transaction costs, substantial changes in fees, tax law changes, export licenses, changes in legal regulations, changes in attitudes toward art as an investment, changes in tastes, and changes in supply, such as the liquidation of a major collection.

•
Economic Risks. Because the demand for art is largely driven by wealthy individuals, economic events impacting the wealth of such individuals may impact the demand for art and therefore the value of art.

•	Fraud Risk. The art market is prone to change due to abusive practices, including price manipulation, disguised agencies, and lack of transparency.
(j) Liquidity Risk. Artwork Companies in which the Fund invests have limited liquidity, and the Fund cannot make decisions regarding whether to hold or sell Artwork Company Artwork. The Artwork Companies in which the Fund invests are currently illiquid investment vehicles, and the Fund’s ability to sell Artwork Company investments may be limited by various factors, including, for example, legal restrictions on resale, limited secondary market trading volumes (if any), and other factors that limit liquidity and the demand for Artwork Companies. For example, the transfers of interests purchased in Securities and Exchange Commission-qualified Regulation A offerings sponsored by Masterworks or other similar platforms, other than those transfers required by operation of law, are only permitted on a trading platform approved by Masterworks, or other similar platforms, or in privately negotiated transactions approved by the issuer. The Artwork Companies in which the Fund invests are managed by a third-party art management firm and a board of managers that is unaffiliated with the Fund or the Adviser, and that third-party firm has control over decisions with respect to when to continue to hold its Artwork and when to sell such Artwork. The Fund does not have any input into decisions with respect to whether an Artwork Company in which the Fund invests should hold or sell its Artwork. Accordingly, an Artwork Company may determine to continue to hold
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	25

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
Artwork at a time when the Fund or the Adviser believes it should sell such Artwork or may determine to sell Artwork at a time the Fund or the Adviser believes it should continue to hold such Artwork. This inability to make investment decisions with respect to certain Artwork held indirectly by the Fund through Artwork Companies may limit the ability of the Fund to achieve its investment objective or meet the Fund’s liquidity needs.
(k) Focused Investment Risk. The Fund has sourced all its Artwork investments through Masterworks. Substantial investments with a particular counterparty or in a particular market, industry, asset class or sector make the Fund’s financial results more susceptible to risk and volatility than in a portfolio with more diversified investments.
(l) Restricted Securities. The Fund may invest a substantial portion of its assets in securities that are restricted. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.
(m) Segment Reporting. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chief Executive Officer of Stone Ridge Asset Management is the CODM of the Fund. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocations are pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s Consolidated Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets of the Fund are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and the Fund’s investment advisory fee, is listed on the accompanying Consolidated Statement of Operations.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
For the fiscal year ended July 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Art Risk Premium Fund	$1,615,890	$(1,615,890)

These differences relate to net operating losses disallowed for tax purposes and certain tax adjustments due to investment in a controlled foreign corporation.
26	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
As of July 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$125,983,515
Unrealized Appreciation	16,352,512
Unrealized Depreciation	(10,702,199)
Net unrealized appreciation (depreciation)	5,650,313
Undistributed ordinary income	—
Undistributed long-term gains/(capital loss carryover)	(305,958)
Distributable earnings	(305,958)
Other temporary differences	(1,144,826)
Total accumulated gain/(loss)	$4,199,529

The difference between books-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to differences in outside basis of property contributed in-kind to the Fund and book to tax differences from flow-through investments.
The tax character of distributions paid during the year ended July 31, 2025 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Art Risk Premium Fund	$ —	$ —	$ —	$ —

The tax character of distributions paid during the year ended July 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Art Risk Premium Fund	$ —	$ —	$ —	$ —

At July 31, 2025, the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Art Risk Premium Fund	$ —	$(305,958)	$(305,958)

As of July 31, 2025, the Fund deferred, on a tax basis, late year ordinary losses of $1,144,826. These losses are deemed to arise on August 1, 2025.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended July 31, 2025 or any other tax years which are open for exam. As of July 31, 2025, open tax years include the periods ended July 31, 2023 and 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the fiscal year ended July 31, 2025, the Fund did not incur any interest or penalties.
4. Agreements
(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.
As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 1.50% of the Fund’s average daily net assets.
Stone Ridge Funds | Semi-Annual Report | January 31, 2026	27

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
Through November 30, 2026, the Adviser agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund (including organizational and offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest payments on borrowed funds, sourcing, administrative or other transactional fees charged by Masterworks or Masterworks AS, commissions, expenses and fees paid in connection with the purchase, insurance, storage, maintenance and sale of Whole Artwork, interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, to 2.00% of the Fund’s average daily net assets. As of January 31, 2026, the remaining amount of waived fees subject to be recouped in future years are as follows:

	Remaining Amount to be Recouped (Expiring by July 31, 2026)	Remaining Amount to be Recouped (Expiring by July 31, 2027)	Remaining Amount to be Recouped (Expiring by July 31, 2028)	Remaining Amount to be Recouped (Expiring by July 31, 2029)
Art Risk Premium Fund	$1,877,110	$1,748,061	$822,020	$332,018

The Adviser shall be entitled to recoup in later periods expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by 1940 Act) and the consent of the Adviser.
(b) Distribution and Servicing Plan and Services Agreement. Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan (the “Distribution and Servicing Plan”) adopted by the Fund at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to a Services Agreement (the “Services Agreement”) between the Fund and the Adviser, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.
5. Service Providers
(a) Custodian, Administrator, and Transfer Agent. The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services), an affiliate of U.S. Bank, N.A.
(b) Distributor. Foreside Financial Services, LLC (the “Distributor”) serves as the Fund’s distributor.
(c) Artwork Administrator. The Fund has engaged Masterworks AS to provide certain administrative services relating to the Fund’s holdings of Whole Artwork, including assisting with the operational aspects of procuring/selling, storing, insuring, and maintaining Whole Artwork held by the Fund. Neither Masterworks AS nor any of its affiliates will provide advice or recommendations to the Fund regarding the desirability of buying or selling any investments, including Whole Artwork.
28	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
6. Related Party Transactions
Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.
On August 29, 2023, the Fund had a promissory note (the “Note”) with Stone Ridge Ventures LLC, a related party of the Adviser. The Note has a maximum principal amount of the lesser of $40,000,000 or 33% of the value of total assets less total liabilities (not including any senior security representing indebtedness under Section 18 of the 1940 Act of the Fund. During the period ended January 31, 2026, the Fund’s maximum borrowing was $29,600,000 and average borrowing was $25,024,185. This borrowing resulted in interest expense of $0 at a weighted average interest rate of 0%. As of January 31, 2026, the Fund has an outstanding loan balance of $24,350,000. The note matures on August 29, 2026.
7. Investment Transactions
For the period ended January 31, 2026, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $2,550,066 and $0, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended January 31, 2026.
Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.
8. Capital Share Transactions
The Fund’s shares are being offered on a continuous basis at net asset value per share.
As a closed-end interval fund, the Fund will make periodic offers to repurchase shares. Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

Art Risk Premium Fund	Period Ended January 31, 2026	Year Ended July 31, 2025
Shares sold	462,360	1,081,225
Shares issued to holders in reinvestment of dividends	—	—
Shares repurchased	(223,426)	(459,878)
Net increase in shares	238,934	621,347
Shares outstanding:
Beginning of period	10,291,080	9,669,733
End of period	10,530,014	10,291,080

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
October 25, 2024	488,274	122,610
January 24, 2025	527,608	149,079
April 25, 2025	521,411	84,411
July 25, 2025	519,065	103,778
October 24, 2025	534,495	188,305
January, 23 2026	528,257	35,121

Stone Ridge Funds | Semi-Annual Report | January 31, 2026	29

Notes to Consolidated Financial Statements	January 31, 2026 (Unaudited)
9. Line of Credit
As of February 14, 2024, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line has a maximum withdrawal capacity of the lesser of 5% of the net asset value of the Fund or $15,000,000. The Line has a maturity date of February 11, 2026 (and was subsequently renewed to mature on February 10, 2027) and is reviewed annually by the Board of Trustees. During the period ended January 31, 2026, the Fund did not borrow from the Line. As of January 31, 2026, the Fund did not have an outstanding balance.
10. Subsequent Events Evaluation
In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.
30	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Expense Example (Unaudited)
As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period from August 1, 2025 and held through January 31, 2026.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example For Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual(1)	$1,000.00	$1,020.10	$10.18
Hypothetical (5% annual return before expenses)(1)	$1,000.00	$1,015.12	$10.16

(1)
Expenses paid during the period are equal to the Fund’s annualized six-month expense ratio of 2.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Stone Ridge Funds | Semi-Annual Report | January 31, 2026	31

Additional Information (Unaudited)
1. Board Approval of the Investment Management Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”) of Stone Ridge Trust VIII (the “Trust”), including a majority of the members of the Board who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), voting separately, approve the proposed investment management agreement (the “Agreement”) between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of Stone Ridge Art Risk Premium Fund (the “Fund”).
At an in-person meeting held on October 28, 2025, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of the Agreement between the Adviser and the Trust on behalf of the Fund. Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Agreement. In evaluating the Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Agreement.
The Board’s consideration of the Agreement included but was not limited to: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the investment strategies of the Adviser; (3) the cost of the services to be provided and projected profits and other benefits to be realized by the Adviser from its relationship with the Fund; and (4) the extent to which economies of scale are expected to be realized as the Fund grows and whether fee levels are expected to reflect such economies of scale for the benefit of shareholders of the Fund. In determining whether to approve the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.
In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the investment management services to be provided by the Adviser, including managing the Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Fund’s investment program in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, technology, proprietary software and personnel needed to implement the Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities. The Board considered that the Fund’s strategy is novel for a registered fund and received information from the Adviser relating to investment and operational risks attendant with the Fund’s unique investment strategy. The Board also considered other services to be provided by the Adviser, including monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Fund and the extent to which such regulatory compliance programs would need to be modified or enhanced to account for the Fund’s investment strategy. The Board also considered the administrative services to be provided by the Adviser to the Fund, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. The Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to the Fund under the Agreement and the Adviser’s ability to attract investors for the Fund, including the Adviser’s track record of raising assets in its other existing funds. The Board further considered information provided by the Adviser with respect to the Fund’s and the Adviser’s use of third-party service providers and the Adviser’s oversight of such service providers, noting that the Fund may invest to a significant extent in Artwork indirectly by investing in special purpose companies sponsored by Masterworks, LLC or an affiliate thereof. The Board also considered that the Fund has engaged Masterworks Administrative Services, LLC to provide administrative services relating to the Fund’s direct holdings of artwork, including assisting with the operational aspects of procuring/selling, storing, insuring, and maintaining artwork held directly by the Fund, noting that neither Masterworks Administrative Services, LLC nor any of its affiliates provide advice or recommendations to the Fund regarding the desirability of buying or selling any investments, including artwork. The Board also considered information provided by the Adviser with respect to the custody services provided by U.S. Bank and other third-party service providers, and the Adviser’s oversight thereof, including with respect to the custody of direct holdings of artwork in secure warehouse facilities. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the approval of the Agreement.
32	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Additional Information (Unaudited)
In considering the investment performance of the Fund and the Adviser, the Board reviewed information provided by the Adviser relating to the Fund’s performance together with the performance of the Fund’s corresponding index for the one-month, three-month, six-month and one-year periods ended August 31, 2025 as well as the Fund’s performance on an annualized basis for the period ended August 31, 2025 since the Fund’s inception. The Board also considered the performance information for the institutional class of third-party managed closed-end funds listed on Morningstar with greater than $50 million in assets and with less than $250 million in assets, regardless of their strategies, as determined by the Adviser in consultation with the Fund’s third-party administrator (the “peer group”). The Board considered the performance information for the peer group that the Adviser believes are the most comparable registered investment funds to the Fund. The Adviser, in consultation with the Fund’s third-party administrator, supplemented this peer group with funds from Morningstar’s institutional share class of US Fund Multistrategy category with greater than $25 million in assets and with less than $500 million in assets. The Board, including the Independent Trustees, concluded that the Fund’s performance in light of all relevant factors supported the renewal of the Agreement.
In considering the cost of services to be provided and the benefits to be realized by the Adviser from its relationship with the Fund, the Board analyzed the fees to be paid under the Agreement, the proposed expense ratio for the Fund and the contractual expense limitation to be undertaken by the Adviser. In considering the appropriateness of the management fee, expense ratio and expense limitation, the Board also compared this data against the corresponding information for the funds in the limited peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser will derive from the Agreement. The Board also noted that the Adviser may receive reputational benefits from its relationship with the Fund. Based on the foregoing information and other factors deemed relevant at the Meetings, the Board, including the Independent Trustees, concluded that the management fee arrangement pursuant to the Agreement was fair and reasonable and that the costs of the services to be provided by the Adviser and the related benefits to the Adviser in respect of its relationship with the Fund supported the approval of the Agreement.
Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Fund grows and whether the Fund’s fee levels would reflect such economies of scale, such as through an expense waiver and/or limitation agreement with the Adviser. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale would be shared with the Fund supported the approval of the Agreement.
Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the approval of the Agreement would be in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that the Agreement should be continued for a one-year period.
2. Shareholder Notification of Federal Tax Status
For the fiscal period ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31, 2025 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

Stone Ridge Funds | Semi-Annual Report | January 31, 2026	33

Additional Information (Unaudited)
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended July 31, 2025 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest-related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended July 31, 2025 was as follows:

PERCENTAGES
Art Risk Premium Fund	0.00%

The Fund made no distributions during the fiscal year ended July 31, 2025.
Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2025. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholders’ year-end tax reporting and made available in February 2026. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
3. Availability of Quarterly Portfolio Holdings Schedules
The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.
4. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
34	Stone Ridge Funds | Semi-Annual Report | January 31, 2026

Investment Adviser
Stone Ridge Asset Management, LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Citrin Cooperman & Company, LLP
50 Rockefeller Plaza
New York, NY 10020
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Artwork Administrator
Masterworks Administrative Services, LLC
225 Liberty Street, 29th Floor
New York, NY 10281

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the financial statements filed under Item 1 of this form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust VIII

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/26

By (Signature and Title)*	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	4/1/26

* Print the name and title of each signing officer under his or her signature